UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547

Laudus Trust
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Laudus Trust

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: March 31
Date of reporting period: September 30, 2025

Item 1: Report(s) to Shareholders.

Semiannual Report |
September 30, 2025

Schwab Select Large Cap Growth Fund

Ticker Symbol: LGILX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Select Large Cap Growth Fund	$42	0.74% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Schwab Select Large Cap Growth Fund (10/10/1997 )* ,1,2	25.45%	19.45%	12.62%	16.21%
S&P 500 ® Index 3	19.96%	17.60%	16.47%	15.30%
Russell 1000 ® Growth Index	30.22%	25.53%	17.58%	18.83%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
*
Inception date is that of the fund’s predecessor fund, the Class Y Shares of the UBS U.S. Large Cap Growth Fund.
1
Fund expenses may have been partially absorbed by the investment adviser. Without these reductions, the fund’s returns would have been lower.
These returns do not
reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Prior to September 15, 2023, the fund had a different subadviser. The performance history of the fund prior to that date is attributable to the previous subadviser.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000
®
Growth
Index
is the fund’s additional
index and is more representative of the fund’s investment universe than the regulatory index.
Sch
wab
Select Large
Cap
Growth Fund |
Semiannual
Report
1
REG125680-01  00318545

Statistics

Net Assets (millions)	$2,312
Number of Holdings (excludes derivatives)	111
Portfolio Turnover Rate (not annualized)	22%
Weighted Average Market Cap (millions)	$ 1,860,137
Price/Earnings Ratio (P/E)	40.4
Price/Book Ratio (P/B)	11.9
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Select Large Cap Growth Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies
on behalf of the funds is available
without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email
request
to
orders@mysummaryprospectus.com
.
Schwab Select Large Cap Growth Fund | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | September 30, 2025
Schwab Select Large Cap Growth Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$23.42	$24.07	$19.87	$26.64	$29.23	$19.61
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	(0.03)	(0.02)	0.01	(0.09)	(0.07)
Net realized and unrealized gains (losses)	5.98	1.45	8.07	(4.48)	1.69	11.21
Total from investment operations	5.96	1.42	8.05	(4.47)	1.60	11.14
Less distributions:
Distributions from net realized gains	—	(2.07)	(3.85)	(2.30)	(4.19)	(1.52)
Net asset value at end of period	$29.38	$23.42	$24.07	$19.87	$26.64	$29.23
Total return	25.45%[2]	4.75%	43.44%	(15.94%)	3.88%	56.98%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.74%[3]	0.73%	0.74%	0.75%[4]	0.71%	0.72%
Net investment income (loss)	(0.12%)[3]	(0.14%)	(0.09%)	0.03%	(0.28%)	(0.25%)
Portfolio turnover rate	22%[2]	26%	63%	49%	50%	37%
Net assets, end of period (x 1,000,000)	$2,312	$1,981	$2,196	$1,876	$2,926	$2,943

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 96.4% OF NET ASSETS

Automobiles & Components 4.3%
Ferrari NV	9,484	4,601,826
Tesla, Inc. *	214,293	95,300,383
		99,902,209

Capital Goods 4.6%
3M Co.	81,308	12,617,375
Acuity, Inc.	26,485	9,121,169
Advanced Drainage Systems, Inc.	45,395	6,296,286
Deere & Co.	6,857	3,135,432
Donaldson Co., Inc.	44,625	3,652,556
Eaton Corp. PLC	1,530	572,603
GE Vernova, Inc.	17,943	11,033,151
General Electric Co.	36,264	10,908,936
HEICO Corp.	8,175	2,639,054
Howmet Aerospace, Inc.	39,297	7,711,250
Johnson Controls International PLC	41,222	4,532,359
Nordson Corp.	11,926	2,706,606
Quanta Services, Inc.	11,890	4,927,454
RTX Corp.	23,818	3,985,466
Trane Technologies PLC	6,538	2,758,774
TransDigm Group, Inc.	2,008	2,646,584
Vertiv Holdings Co., Class A	67,439	10,173,848
Westinghouse Air Brake Technologies Corp.	34,538	6,923,833
		106,342,736

Commercial & Professional Services 0.3%
Cintas Corp.	16,220	3,329,317
Copart, Inc. *	80,372	3,614,329
		6,943,646

Consumer Discretionary Distribution & Retail 7.4%
Alibaba Group Holding Ltd., ADR	52,632	9,406,917
Amazon.com, Inc. *	604,147	132,652,557
AutoZone, Inc. *	750	3,217,680
Carvana Co. *	20,209	7,623,643
MercadoLibre, Inc. *	3,574	8,352,224
Sea Ltd., ADR *	50,311	8,992,085
		170,245,106

Consumer Durables & Apparel 0.2%
DR Horton, Inc.	25,681	4,352,159

Consumer Services 2.3%
Booking Holdings, Inc.	3,121	16,851,122
Chipotle Mexican Grill, Inc. *	190,653	7,471,691
DoorDash, Inc., Class A *	59,965	16,309,881
McDonald's Corp.	14,744	4,480,554
Wingstop, Inc.	34,271	8,625,325
		53,738,573

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	31,102	28,788,944
Walmart, Inc.	158,584	16,343,667
		45,132,611

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 0.4%
Cheniere Energy, Inc.	11,346	2,666,083
EOG Resources, Inc.	55,921	6,269,863
		8,935,946

Financial Services 7.2%
Berkshire Hathaway, Inc., Class B *	7,012	3,525,213
Blackstone, Inc.	22,705	3,879,149
Goldman Sachs Group, Inc.	16,198	12,899,277
Interactive Brokers Group, Inc., Class A	188,775	12,989,608
Intercontinental Exchange, Inc.	13,960	2,351,981
KKR & Co., Inc.	7,569	983,591
Mastercard, Inc., Class A	144,328	82,095,210
MSCI, Inc.	17,829	10,116,353
Robinhood Markets, Inc., Class A *	76,341	10,930,504
SoFi Technologies, Inc. *	203,568	5,378,267
Tradeweb Markets, Inc., Class A	62,739	6,962,774
Visa, Inc., Class A	42,771	14,601,164
		166,713,091

Food, Beverage & Tobacco 0.8%
Coca-Cola Co.	78,843	5,228,868
Philip Morris International, Inc.	86,422	14,017,648
		19,246,516

Health Care Equipment & Services 2.4%
Abbott Laboratories	58,814	7,877,547
Hims & Hers Health, Inc. *	66,353	3,763,542
IDEXX Laboratories, Inc. *	12,734	8,135,625
Insulet Corp. *	36,748	11,345,210
Intuitive Surgical, Inc. *	43,399	19,409,335
McKesson Corp.	5,460	4,218,069
		54,749,328

Insurance 0.2%
Arthur J Gallagher & Co.	11,843	3,668,251

Materials 0.5%
Ecolab, Inc.	43,692	11,965,491

Media & Entertainment 14.9%
Alphabet, Inc., Class A	670,163	162,916,625
Meta Platforms, Inc., Class A	145,336	106,731,852
Netflix, Inc. *	53,501	64,143,419
ROBLOX Corp., Class A *	68,654	9,509,952
Spotify Technology SA *	2,743	1,914,614
		345,216,462

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
AbbVie, Inc.	34,931	8,087,924
Alnylam Pharmaceuticals, Inc. *	48,133	21,948,648
Eli Lilly & Co.	20,442	15,597,246
Gilead Sciences, Inc.	52,009	5,772,999
Insmed, Inc. *	80,671	11,617,431
Johnson & Johnson	15,836	2,936,311
Natera, Inc. *	37,894	6,099,797
Regeneron Pharmaceuticals, Inc.	14,757	8,297,418
		80,357,774

See financial notes
Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 18.7%
Analog Devices, Inc.	51,600	12,678,120
Applied Materials, Inc.	75,427	15,442,924
ASML Holding NV	13,248	12,919,276
Broadcom, Inc.	252,437	83,281,491
Lam Research Corp.	4,409	590,365
NVIDIA Corp.	1,610,921	300,565,640
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,676	6,612,470
		432,090,286

Software & Services 18.6%
AppLovin Corp., Class A *	13,442	9,658,615
Cloudflare, Inc., Class A *	83,400	17,896,806
Crowdstrike Holdings, Inc., Class A *	9,845	4,827,791
Datadog, Inc., Class A *	74,811	10,653,086
Docusign, Inc. *	87,751	6,325,970
Dynatrace, Inc. *	187,716	9,094,840
Fair Isaac Corp. *	9,396	14,061,396
International Business Machines Corp.	44,574	12,577,000
Intuit, Inc.	10,919	7,456,694
Microsoft Corp.	327,068	169,404,871
Okta, Inc. *	59,760	5,479,992
Oracle Corp.	204,780	57,592,327
Palantir Technologies, Inc., Class A *	109,405	19,957,660
Palo Alto Networks, Inc. *	23,469	4,778,758
Salesforce, Inc.	44,775	10,611,675
ServiceNow, Inc. *	8,177	7,525,130
Shopify, Inc., Class A *	83,693	12,437,617
Snowflake, Inc., Class A *	50,221	11,327,347
Synopsys, Inc. *	24,213	11,946,452
Twilio, Inc., Class A *	21,902	2,192,171
Workday, Inc., Class A *	21,243	5,113,827
Zscaler, Inc. *	60,622	18,165,988
		429,086,013

Technology Hardware & Equipment 7.7%
Amphenol Corp., Class A	50,081	6,197,524
Apple, Inc.	630,719	160,599,979
Arista Networks, Inc. *	35,449	5,165,274
Celestica, Inc. *	13,494	3,324,652
Keyence Corp.	8,750	3,259,905
		178,547,334

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 0.4%
Uber Technologies, Inc. *	90,317	8,848,356

Utilities 0.1%
Vistra Corp.	16,249	3,183,504
Total Common Stocks (Cost $1,018,941,773)		2,229,265,392

INVESTMENT COMPANIES 2.0% OF NET ASSETS

Equity Funds 2.0%
Invesco QQQ Trust	76,715	46,057,385
Total Investment Companies (Cost $39,229,734)		46,057,385

SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

Money Market Funds 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (a)	48,860,607	48,860,607
Total Short-Term Investments (Cost $48,860,607)		48,860,607
Total Investments in Securities (Cost $1,107,032,114)		2,324,183,384

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires, expires 12/19/25	43	21,415,505	470,125

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
12/19/25	Morgan Stanley & Co.	USD	1,185,020	JPY	173,705,000	1,158

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
JPY —	Japanese Yen
USD —	U.S. Dollar
See financial notes

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,618,627,772	$—	$—	$1,618,627,772
Semiconductors & Semiconductor Equipment	419,171,010	12,919,276	—	432,090,286
Technology Hardware & Equipment	175,287,429	3,259,905	—	178,547,334
Investment Companies[1]	46,057,385	—	—	46,057,385
Short-Term Investments[1]	48,860,607	—	—	48,860,607
Futures Contracts[2]	470,125	—	—	470,125
Forward Foreign Currency Exchange Contracts[2]	—	1,158	—	1,158
Total	$2,308,474,328	$16,180,339	$—	$2,324,654,667

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,107,032,114)		$2,324,183,384
Cash		6,147
Deposit with broker for futures contracts		3,903,980
Receivables:
Investments sold		4,366,342
Fund shares sold		476,852
Dividends		439,178
Variation margin on future contracts		83,261
Foreign tax reclaims		13,880
Unrealized appreciation on forward foreign currency exchange contracts		1,158
Prepaid expenses	+	35,087
Total assets		2,333,509,269

Liabilities
Payables:
Fund shares redeemed		14,630,385
Investments bought		5,151,918
Investment adviser fees		1,130,100
Sub-accounting and sub-transfer agent fees		181,461
Accrued expenses	+	87,837
Total liabilities		21,181,701
Net assets		$2,312,327,568

Net Assets by Source
Capital received from investors		$846,363,639
Total distributable earnings	+	1,465,963,929
Net assets		$2,312,327,568

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,312,327,568		78,705,760		$29.38

See financial notes

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $20,732)		$6,666,269
Other Interest	+	81,028
Total investment income		6,747,297

Expenses
Investment adviser fees		6,756,791
Sub-accounting and sub-transfer agent fees		1,028,489
Accounting and administration fees		54,374
Independent trustees’ fees		36,792
Professional fees		35,353
Registration fees		27,235
Custodian fees		20,311
Shareholder reports		17,084
Transfer agent fees		7,036
Other expenses	+	11,665
Total expenses	–	7,995,130
Net investment loss		(1,247,833)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		78,488,690
Net realized gains on futures contracts		5,689,533
Net realized losses on forward foreign currency exchange contracts		(4,759)
Net realized gains on foreign currency transactions	+	16,218
Net realized gains		84,189,682
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		404,421,184
Net change in unrealized appreciation (depreciation) on futures contracts		2,157,426
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts		(4,418)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	58
Net change in unrealized appreciation (depreciation)		406,574,250
Net realized and unrealized gains		490,763,932
Increase in net assets resulting from operations		$489,516,099
See financial notes
Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment loss		($1,247,833 )	($3,038,276 )
Net realized gains		84,189,682	257,850,413
Net change in unrealized appreciation (depreciation)	+	406,574,250	(138,902,064)
Increase in net assets resulting from operations		$489,516,099	$115,910,073

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($172,553,943 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,577,312	$65,156,366	8,150,938	$212,108,907
Shares reinvested		—	—	5,402,036	145,692,937
Shares redeemed	+	(8,461,917)	(223,153,638)	(20,184,737)	(516,080,757)
Net transactions in fund shares		(5,884,605)	($157,997,272 )	(6,631,763)	($158,278,913 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		84,590,365	$1,980,808,741	91,222,128	$2,195,731,524
Total increase (decrease)	+	(5,884,605)	331,518,827	(6,631,763)	(214,922,783)
End of period		78,705,760	$2,312,327,568	84,590,365	$1,980,808,741
See financial notes

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
The Schwab Select Large Cap Growth Fund (the fund) is the only series of Laudus Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of the fund. Each share has no par value, and the fund’s Board of Trustees may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Select Large Cap Growth Fund’s goal is to seek long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities of U.S. large capitalization companies.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Forward foreign currency exchange contracts: Forward foreign currency exchange contracts are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of September 30, 2025, are disclosed in the fund’s Portfolio Holdings.

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are contracts to buy and sell a currency at a set price on a future date. The value of the forward foreign currency exchange contracts is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities - unaffiliated issuers in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations. Foreign taxes accrued as of September 30, 2025, if any, are reflected in the fund’s Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(l) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted.  At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Management Contract (Advisory Agreement) between the investment adviser and the trust. American Century Investment Management Inc. (ACIM) and J.P. Morgan Investment Management Inc. (JP Morgan), the fund’s subadvisers, provide day-to-day portfolio management services to the fund, subject to the supervision of the investment adviser.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
% OF AVERAGE DAILY NET ASSETS
First $500 million	0.700%
$500 million to $1 billion	0.650%
$1 billion to $1.5 billion	0.600%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.550%
For the period ended September 30, 2025, the aggregate net advisory fee paid to the investment adviser by the fund was 0.63% (annualized), as a percentage of the fund’s average daily net assets.
The investment adviser (not the fund) pays a portion of the advisory fees it receives to the subadvisers in return for their portfolio management services.
Shareholder Servicing
The Board of Trustees have authorized the fund to reimburse, out of the assets of the fund, financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of the investment adviser, Schwab) (together, “service providers”) that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis. The sub-accounting and sub-transfer agency fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.10% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser has agreed, until at least July 30, 2026, to limit the total annual fund operating expenses charged excluding acquired fund fees and expenses, interest, taxes and certain non-routine expenses to 0.77%. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of the fund in this report that is owned by other funds in the Schwab Funds Complex as of September 30, 2025, as applicable:
Schwab Balanced Fund	4.8%
Schwab Target 2010 Fund	0.1%
Schwab Target 2015 Fund	0.1%
Schwab Target 2020 Fund	0.6%
Schwab Target 2025 Fund	0.8%
Schwab Target 2030 Fund	2.5%
Schwab Target 2035 Fund	2.0%
Schwab Target 2040 Fund	4.5%
Schwab Target 2045 Fund	1.4%
Schwab Target 2050 Fund	1.5%
Schwab Target 2055 Fund	1.1%
Schwab Target 2060 Fund	0.5%
Schwab Target 2065 Fund	0.2%
Interfund Transactions
The fund’s investment adviser or subadvisers may engage in direct transactions with other funds they manage in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser or subadvisers. For the period ended September 30, 2025, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser or subadvisers.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

5. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash. The fund also invested in forward foreign currency exchange contracts to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies.
As of September 30, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	FOREIGN CURRENCY EXCHANGE CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$470,125	$—	$470,125
Forward Foreign Currency Exchange Contracts[2]	—	1,158	1,158

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts and Unrealized depreciation on forward foreign currency exchange contracts.
The effects of the derivative contracts in the Statement of Operations for the period ended September 30, 2025, were:
	EQUITY CONTRACTS	FOREIGN CURRENCY EXCHANGE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$5,689,533	$—	$5,689,533
Forward Foreign Currency Exchange Contracts[1]	—	(4,759)	(4,759)
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$2,157,426	$—	$2,157,426
Forward Foreign Currency Exchange Contracts[2]	—	(4,418)	(4,418)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on forward foreign currency exchange contracts.
[2]
Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

6. Derivatives (continued):
During the period ended September 30, 2025, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$31,553,808	73

During the period ended September 30, 2025, the month-end average notional amounts of forward foreign currency exchange contracts held by the fund and the month-end average unrealized appreciation (depreciation) were as follows:
NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
$2,256,580	($22,737 )

The fund’s forward foreign currency exchange contracts are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the fund and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the fund or the counterparty. The fund’s forward foreign currency exchange contracts, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund’s forward foreign currency exchange contracts, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of September 30, 2025.
COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED	NET AMOUNT
Morgan Stanley & Co.	$1,158	$—	$—	$1,158
Total	$1,158	$—	$—	$1,158

7. Purchases and Sales of Investment Securities:
For the period ended September 30, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$470,757,175	$584,392,103

8. Federal Income Taxes:
As of September 30, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$1,118,018,937	$1,213,338,984	($6,703,254 )	$1,206,635,730

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
For tax purposes, late-year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2025, the fund had late-year ordinary losses deferred of $888,672.

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
As of March 31, 2025, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2025. The tax basis components of distributions paid during the fiscal year ended March 31, 2025 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$18,898,785	$153,655,158
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of March 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended March 31, 2025, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Investment Advisory and Sub-Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Laudus Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser), and the sub-advisory agreements between the investment adviser and each of J.P. Morgan Investment Management Inc. (J.P. Morgan) and American Century Investment Management, Inc. (American Century) (such investment advisory and each sub-advisory agreement, together, the Agreements), each with respect to Schwab Select Large Cap Growth Fund (the Fund) and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser and each of J.P. Morgan and American Century, including information about their affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
As part of the renewal process and ongoing oversight of the investment advisory and sub-advisory relationships, the Independent Trustees’ legal counsel, on behalf of the
Independent Trustees, sends an information request letter to the investment adviser and the investment adviser sends an information request letter to each of J.P. Morgan and American Century seeking certain relevant information. The responses by the investment adviser and each of J.P. Morgan and American Century are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreements with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreements with respect to the Fund each for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of the investment adviser and its affiliates, J.P. Morgan and American Century, dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates, as well as the profitability of J.P. Morgan and American Century; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates , as well as J.P. Morgan and American Century dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s, J.P. Morgan’s and American Century’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also
Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
considered information provided by the investment adviser, J.P. Morgan and American Century relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser, J.P. Morgan and American Century to the Fund and the resources of the investment adviser, J.P. Morgan and American Century and their respective affiliates dedicated to the Fund supported renewal of the Agreements with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreements with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and an applicable index/benchmark, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer category and comparison having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services, as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by the investment adviser, J.P. Morgan and American Century to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts and any differences in the nature and scope of the services the investment adviser provides to these other accounts and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreements with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and the compensation flowing to J.P. Morgan and American Century, directly or indirectly. The Trustees also reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser, J.P. Morgan and American Century from their relationships with the Fund, such as whether, by virtue of their management of the Fund, the investment adviser, J.P. Morgan and American Century obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to the investment adviser, J.P. Morgan and American Century, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability with respect to the Fund under the Agreements and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser, J.P. Morgan and American Century and their respective affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. With respect to the profitability of J.P. Morgan and American Century, the Board also considered that J.P. Morgan and American Century are compensated by the investment adviser and not by the Fund directly, and such compensation reflects an arms-length negotiation between the investment adviser, J.P. Morgan and American Century. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser, J.P. Morgan and American Century is reasonable and supported renewal of the Agreements with respect to the Fund.

Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

Schwab Select Large Cap Growth Fund
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. The Trustees also considered the existing contractual investment advisory fee schedule for the Fund that includes lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Fund and concluded that the compensation under the Agreements with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Select Large Cap Growth Fund | Semiannual Holdings and Financial Statements

MFR51736-16
00318539

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Trust

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	November 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	November 14, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	November 14, 2025